9. PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 3,217,052	R$ 3,282,436
Logistics [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 81,944	89,595
Logistics [Member] | Current investments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description		Current investments for maintenance of current operations.
Construction in progress		R$ 81,944	89,595
Mining [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 1,577,217	1,859,108
Mining [Member] | Current investments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description		Current investments for maintenance of current operations.
Construction in progress		R$ 389,510	725,616
Mining [Member] | Expansion of Mine Capacity [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description	[1]	Expansion of Casa de Pedra Mine capacity production.
Start date	[1]	2007
Completion date	[1]	2020
Construction in progress	[1]	R$ 883,742	844,194
Mining [Member] | Expansion of Export Capacity [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description	[2]	Expansion of TECAR export capacity.
Start date	[2]	2009
Completion date	[2]	2022
Construction in progress	[2]	R$ 303,965	289,298
Steel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 886,631	653,842
Steel [Member] | Current investments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description	[3]	Current investments for maintenance of current operations.
Construction in progress	[3]	R$ 811,049	558,922
Steel [Member] | Supply [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description		Supply of 16 torpedo’s cars for operation in the steel industry
Start date		2008
Completion date		2020
Construction in progress		R$ 75,582	94,920
Cement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		R$ 671,260	679,891
Cement [Member] | Current investments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description		Current investments for maintenance of current operations.
Construction in progress		R$ 93,548	94,728
Cement [Member] | Construction of Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Project description	[4]	Construction of cement plants.
Start date	[4]	2011
Completion date	[4]	2023
Construction in progress	[4]	R$ 577,712	R$ 585,163

[1]	Estimated completion date of the Central Plant Step 1;
[2]	Estimated completion date of phase 60 Mtpa;
[3]	Refers substantially to the technological modernization of the continuous running machines; increased efficiency in zinc plating lines and contractual agreement signed for the supply of new equipment;
[4]	Refers substantially to the acquisition of new Integrated Cement Plants.